Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 02, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 12, 2024	Jan. 31, 2024	Jan. 15, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 03, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 02, 2023
C000240501
Account Value [Line Items]
Line Graph and Table Measure Name							NAV
Account Value	$ 11,819	$ 11,819	$ 11,819	$ 11,819	$ 11,819	$ 11,819	$ 11,819	$ 11,686		$ 11,508	$ 10,987	$ 11,375	$ 11,112		$ 10,664		$ 10,769	$ 10,180	$ 9,340		$ 9,624	$ 10,244	$ 10,668	$ 10,396	$ 9,892	$ 10,036	$ 9,872	$ 9,596	$ 10,000
C000247126
Account Value [Line Items]
Line Graph and Table Measure Name				NAV
Account Value	10,688	10,688	10,688	$ 10,688	10,688	$ 10,688	10,688	10,716		10,219	9,811	10,177	10,056	$ 10,000
C000243953
Account Value [Line Items]
Line Graph and Table Measure Name						NAV
Account Value	11,478	$ 11,478	11,478	11,478	11,478	$ 11,478	11,478	11,289		11,262	10,897	11,540	11,266		10,918		11,150	10,442	9,497	$ 10,000
C000249272
Account Value [Line Items]
Line Graph and Table Measure Name		NAV
Account Value	$ 10,195	$ 10,195	10,195	10,195	10,195	10,195	10,195	10,182	$ 10,000
C000250960
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,263	10,263	10,263	10,263	10,263	10,263	10,263	10,000
C000249282
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,096	10,096	$ 10,096	10,096	10,096	10,096	10,096	10,000
C000249281
Account Value [Line Items]
Line Graph and Table Measure Name			NAV
Account Value	10,368	10,368	$ 10,368	10,368	$ 10,368	10,368	10,368	10,276		10,172	10,000
C000246662
Account Value [Line Items]
Line Graph and Table Measure Name					NAV
Account Value	11,340	11,340	11,340	11,340	$ 11,340	11,340	$ 11,340	10,988		10,721	10,342	10,639	10,264		9,956	$ 10,000
CALAMOS INDEX: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Gross Total Return Index
Account Value	12,718	12,718	12,718	$ 12,718	12,718	12,718	$ 12,718	12,513		12,236	11,751	12,140	11,770		11,282		11,214	10,696	9,788		$ 10,089	$ 10,521	$ 10,819	$ 10,434	$ 9,857	$ 9,957	$ 9,811	$ 9,511	$ 9,999
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	10,307	10,307	10,307	$ 10,307	10,307	$ 10,307	10,307	10,072		9,977	9,811	10,065	9,973	$ 10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value	11,017	$ 11,017	11,017	11,017	11,017	$ 11,017	11,017	10,765		10,664	10,487	10,758	10,660		10,813		$ 10,842	$ 10,443	$ 9,990	$ 10,000
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	$ 10,485	$ 10,485	10,485	10,485	10,485	10,485	10,485	10,359	$ 10,000
CALAMOS INDEX: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 10,182	10,182	10,182	10,182	10,182	10,182	10,182	9,996
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,124	10,124	$ 10,124	10,124	10,124	10,124	10,124	10,002
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Account Value	11,004	11,004	$ 11,004	11,004	$ 11,004	11,004	11,004	10,871		10,495	9,999
CALAMOS INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Gross TR Index
Account Value	$ 11,405	$ 11,405	$ 11,405	$ 11,405	$ 11,405	$ 11,405	$ 11,405	$ 11,205		$ 10,978	$ 10,502	$ 10,899	$ 10,557		$ 10,124	$ 9,993